Credit Risk - Disclosure of measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,395)	£ (5,532)
Impairment allowance | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,499)	(4,737)
Impairment allowance | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(485)	(461)
Impairment allowance | ECL from non-modelled exposures and others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(459)	(358)
Impairment allowance | ECL from non-modelled exposures and others | Tesco Personal Finance PLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(295)	(209)
Impairment allowance | ECL from debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(24)	(23)
Impairment allowance | ECL from held for sale assets (co-branded card portfolio)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	239	282
Impairment allowance | ECL from post model management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(167)	(235)
Impairment allowance | ECL from economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(153)	(78)
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 347,828	£ 346,273
Coverage ratio	0.014	0.014
Loans and advances | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 309,960	£ 305,836
Coverage ratio	0.003	0.003
Loans and advances | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33,080	£ 35,402
Coverage ratio	0.051	0.047
Loans and advances | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 352,774	£ 351,343
Loans and advances | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	310,773	306,774
Loans and advances | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,840	37,153
Loans and advances | Impairment allowance | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,500)	(4,700)
Loans and advances | Impairment allowance | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(500)	(500)
Loans and advances | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,946)	(5,070)
Loans and advances | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(813)	(938)
Loans and advances | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,760)	(1,751)
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 171,790	£ 168,061
Coverage ratio	0.001	0.001
Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,824	£ 146,652
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,166	£ 19,534
Coverage ratio	0.003	0.003
Retail mortgages | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 171,970	£ 168,248
Retail mortgages | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	152,861	146,690
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,225	19,596
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	171,970	168,248
Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	152,861	146,690
Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,225	19,596
Retail mortgages | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(180)	(187)
Retail mortgages | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(37)	(38)
Retail mortgages | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(59)	(62)
Retail mortgages | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(180)	(187)
Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(37)	(38)
Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(59)	(62)
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33,600	£ 34,779
Coverage ratio	0.085	0.087
Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,311	£ 30,573
Coverage ratio	0.015	0.018
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,872	£ 3,770
Coverage ratio	0.235	0.249
Retail credit cards | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 36,708	£ 38,086
Retail credit cards | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,768	31,126
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,064	5,017
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,708	38,086
Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,768	31,126
Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,064	5,017
Retail credit cards | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,108)	(3,307)
Retail credit cards | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(457)	(553)
Retail credit cards | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,192)	(1,247)
Retail credit cards | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,108)	(3,307)
Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(457)	(553)
Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,192)	(1,247)
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,806	£ 13,808
Coverage ratio	0.032	0.029
Retail other | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,142	£ 12,312
Coverage ratio	0.008	0.011
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,447	£ 1,262
Coverage ratio	0.096	0.081
Retail other | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,261	£ 14,218
Retail other | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,245	12,450
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,600	1,373
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,261	14,218
Retail other | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,245	12,450
Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,600	1,373
Retail other | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(455)	(410)
Retail other | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(103)	(138)
Retail other | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(153)	(111)
Retail other | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(455)	(410)
Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(103)	(138)
Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(153)	(111)
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 128,632	£ 129,625
Coverage ratio	0.009	0.009
Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,683	£ 116,299
Coverage ratio	0.002	0.002
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,595	£ 10,836
Coverage ratio	0.033	0.030
Corporate loans | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 129,835	£ 130,791
Corporate loans | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	115,899	116,508
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,951	11,167
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	129,835	130,791
Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	115,899	116,508
Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,951	11,167
Corporate loans | Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,203)	(1,166)
Corporate loans | Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(216)	(209)
Corporate loans | Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(356)	(331)
Corporate loans | Impairment allowance | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,203)	(1,166)
Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(216)	(209)
Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(356)	(331)
Credit risk | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,499)	£ (4,737)
Credit risk | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Credit risk | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Credit risk | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.016	0.018
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 143,893	£ 139,086
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,837	20,401
Credit risk | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,128	1,062
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	(24)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2)	(1)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3)	(4)
Credit risk | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (18)	£ (19)
Credit risk | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.008
Credit risk | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.212	0.213
Credit risk | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.744	0.740
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,346	£ 63,937
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,381	6,904
Credit risk | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,050	2,197
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,392)	(3,633)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(514)	(535)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,353)	(1,473)
Credit risk | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,525)	£ (1,625)
Credit risk | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.005	0.004
Credit risk | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.067	0.066
Credit risk | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.564	0.582
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,361	£ 7,952
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,181	1,232
Credit risk | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	158
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(185)	(207)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(31)	(34)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(79)	(81)
Credit risk | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (75)	£ (92)
Credit risk | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Credit risk | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.025
Credit risk | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.016	0.018
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 206,132	£ 213,905
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,327	21,197
Credit risk | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,858	4,051
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(899)	(873)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(288)	(270)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(550)	(532)
Credit risk | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(61)	(71)
Upside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,154)	£ (4,412)
Upside 2 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.010	0.011
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 144,499	£ 140,828
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,768	18,178
Upside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,128	1,062
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(13)	(13)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	0
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	(1)
Upside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (11)	£ (12)
Upside 2 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.008
Upside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.204	0.206
Upside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.725	0.721
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,301	£ 63,821
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,216	6,747
Upside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,050	2,197
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,247)	(3,484)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(493)	(512)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,268)	(1,387)
Upside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,486)	£ (1,585)
Upside 2 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.004	0.004
Upside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.063	0.061
Upside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.549	0.570
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,488	£ 8,074
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,054	1,110
Upside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	158
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(167)	(190)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(28)	(32)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(66)	(68)
Upside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (73)	£ (90)
Upside 2 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.024	0.022
Upside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.015	0.016
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 208,928	£ 216,064
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,378	18,889
Upside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,858	4,051
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(727)	(725)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(251)	(235)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(418)	(424)
Upside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(58)	(66)
Upside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,285)	£ (4,538)
Upside 1 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.012	0.013
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 144,220	£ 140,079
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,185	19,072
Upside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,128	1,062
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(17)	(17)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	(1)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2)	(2)
Upside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (14)	£ (14)
Upside 1 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.008
Upside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.207	0.209
Upside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.735	0.731
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,334	£ 63,859
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,288	6,817
Upside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,050	2,197
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,312)	(3,551)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(503)	(523)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,302)	(1,422)
Upside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,507)	£ (1,606)
Upside 1 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.005	0.004
Upside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.063	0.062
Upside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.549	0.576
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,436	£ 8,025
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,106	1,159
Upside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	158
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(172)	(195)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(32)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(70)	(72)
Upside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (73)	£ (91)
Upside 1 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.023
Upside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.015	0.017
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 208,025	£ 215,215
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,338	19,793
Upside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,858	4,051
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(784)	(775)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(264)	(247)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(462)	(461)
Upside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(58)	(67)
Baseline | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,426)	£ (4,675)
Baseline | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.014	0.016
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 143,894	£ 139,188
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,673	20,134
Baseline | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,128	1,062
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(19)	(21)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	(1)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2)	(3)
Baseline | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (16)	£ (17)
Baseline | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.008
Baseline | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.210	0.212
Baseline | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.745	0.741
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,364	£ 63,894
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,363	6,889
Baseline | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,050	2,197
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,377)	(3,620)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(513)	(534)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,337)	(1,459)
Baseline | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,527)	£ (1,627)
Baseline | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.005	0.004
Baseline | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.064	0.063
Baseline | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.556	0.582
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,375	£ 7,968
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,167	1,215
Baseline | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	158
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(179)	(202)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(30)	(33)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(75)	(77)
Baseline | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (74)	£ (92)
Baseline | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Baseline | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.026	0.024
Baseline | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.016	0.017
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 206,540	£ 214,293
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,936	20,827
Baseline | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,858	4,051
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(851)	(832)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(274)	(258)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(517)	(505)
Baseline | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(60)	(69)
Downside 1 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,866)	£ (5,107)
Downside 1 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.024	0.027
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,404	£ 136,671
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,831	23,359
Downside 1 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,128	1,062
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(35)	(40)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3)	(3)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5)	(8)
Downside 1 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (27)	£ (29)
Downside 1 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Downside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.221	0.222
Downside 1 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.760	0.757
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,389	£ 63,980
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,525	7,052
Downside 1 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,050	2,197
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,531)	(3,790)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(533)	(560)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,440)	(1,567)
Downside 1 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,558)	£ (1,663)
Downside 1 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.005	0.005
Downside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.074	0.073
Downside 1 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.586	0.601
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,217	£ 7,804
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,325	1,380
Downside 1 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	158
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(209)	(232)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(33)	(36)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(98)	(101)
Downside 1 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (78)	£ (95)
Downside 1 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Downside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.031	0.028
Downside 1 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.017	0.020
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 204,086	£ 212,007
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,509	23,238
Downside 1 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,858	4,051
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,091)	(1,045)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(332)	(311)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(693)	(655)
Downside 1 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(66)	(79)
Downside 2 | Loans and advances | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,516)	£ (5,713)
Downside 2 | Retail mortgages | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0.001
Downside 2 | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.031	0.039
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 140,285	£ 134,861
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,057	26,339
Downside 2 | Retail mortgages | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,128	1,062
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(49)	(63)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5)	(6)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(9)	(16)
Downside 2 | Retail mortgages | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (35)	£ (41)
Downside 2 | Retail credit cards | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Downside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.233	0.234
Downside 2 | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.774	0.772
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 61,315	£ 63,975
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,794	7,310
Downside 2 | Retail credit cards | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,050	2,197
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,721)	(3,995)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(551)	(586)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,584)	(1,714)
Downside 2 | Retail credit cards | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,586)	£ (1,695)
Downside 2 | Retail other | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.006	0.005
Downside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.085	0.085
Downside 2 | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.617	0.614
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,047	£ 7,614
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,495	1,570
Downside 2 | Retail other | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	158
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(244)	(271)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(35)	(40)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(127)	(134)
Downside 2 | Retail other | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (82)	£ (97)
Downside 2 | Corporate loans | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.036	0.033
Downside 2 | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019	0.022
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 197,488	£ 207,062
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,237	28,340
Downside 2 | Corporate loans | Gross exposure | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,858	4,051
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,502)	(1,384)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Stage 1 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(385)	(363)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,045)	(932)
Downside 2 | Corporate loans | Impairment allowance | Financial assets at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (72)	£ (89)